Consolidated Balance Sheets (Parenthenticals) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Fair value securities held to maturity (in dollars)		$ 6,588	$ 7,384
Allowance for loan losses (in dollars)	[1]	$ 1,261	$ 990
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01
Preferred stock, shares authorized		25,000,000	25,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		1,934,853	1,941,688
Common stock, shares outstanding		1,934,853	1,941,688

[1]	All Loans are collectively evaluated for impairment.